Shadow
Stock
Fund

Semiannual Report
December 31, 1998


MESSAGE
To Our Shareholders

Shadow Stock Fund's total return (price change and reinvested distributions) for the semiannual period ended December 31, 1998 was -6.7%. While negative, this compared favorably to the -7.1% recorded by the unmanaged Russell 2000 index of small capitalization stocks and the average -10.8% decline in the Morningstar Small Cap Value universe. The Fund's average annual compounded total returns for the most recent one, three, five and ten year periods ended December 31, 1998, are summarized in the table below:

				Investment Results - Total Return
				Periods Ended 12/31/98
                                1 Year  3 Years  5 Years  10 Years
Shadow Stock Fund               -1.5%   15.1%    12.5%    11.9%
Russell 2000*                   -2.6%   11.6%    11.9%    12.9%
Lipper Micro Cap
Fund Avg.*                      -1.4%   15.4%    11.1%    10.1%
Morningstar Small Cap
Value Avg.*                     -6.7%   13.9%    12.6%    12.1%
Morningstar Small Cap
Value Avg.* (Funds with
Median Market Cap
< $200 Million)                 -9.9%   13.0%    10.0%     9.7%
*Unmanaged stock index

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

The Fund's returns compare favorably with the Russell 2000 for all the trailing periods shown above except for 10 years. Comparisons with the Lipper Micro Cap universe were favorable for the longer two periods, but lagged for one and three years, a period in which the market's focus has been on growth. Against the
Morningstar Small Cap Value peer group results were strong for the two shorter periods, and lagged slightly for the longer periods. However, if the comparison is narrowed to include only funds with median market capitalizations smaller than $200 million (Shadow Stock Fund's median is only $140 million) the comparisons are quite favorable across the board.

Several of our holdings had spectacular returns for the last six months led by Egghead, National Information and Tarrant Apparel that all doubled or more. Their outstanding performance resulted in their market capitalizations and/or their price-to-book value ratios becoming too high to be retained in the Fund, and all three were sold in January. Joining these three, other holdings that more than doubled for the calendar year were Dataram, Bangor Hydro-Electric, and Stewart Information Services. Another ten holdings returned between 50 and 100%.

A few other outstanding holdings were sold during the last six months. Among them were Doral Financial where total proceeds represented a gain of 811% over cost, RLI Corp. with a 466% gain and Landamerica Financial which had increased 221% in value. While few of these outstanding investments had become widely known to investors generally, their strong appreciation certainly had removed them from the shadows of Wall Street.

Although we had many successes, Wall Street is not a one way street when it comes to investment returns. We had our share of negative returns as well, and companies were also sold that had lost money in recent operations, dropped to market capitalizations below our minimum of $20 million, or fallen to prices below $4 per share. These companies were also sold, but they typically had small market values compared to the successes that had grown too large to hold, and stay true to our microcap charter. The degree to which the successes outweighed the failures was apparent in the year-end capital gain distribution. On December 17, ordinary income dividends of $0.14 per share (including short-term capital gains of $0.10) and realized capital gains of $0.58 per share were distributed and reinvested at $11.15 per share. We had taken steps to minimize the distribution by postponing the sales of Tarrant Apparel, Egghead and National Information until after the end of the calendar year in order to soften the tax impact of the gains for our taxable shareholders.

The Fund's valuation characteristics put it in a favorable position relative to the indices and peer groups. The average price/earnings ratio of the Fund's holdings on estimated 1999 earnings is 11.8, compared to 18.2 for the unmanaged Standard & Poor's Small Cap 600 and 25.9 for the unmanaged large cap Standard & Poor's 500. Forward P/E ratios are not available for the Russell 2000, but Morningstar reports the trailing P/E of the Fund to be 17.5 compared to 23.8 for the Russell 2000. Price-to-book value comparisons are also compelling. The Fund's 1.5 P/B ratio is significantly lower than the Russell 2000's 4.1 and 2.5 for the Morningstar Small Cap Value category. "Value" and small market capitalizations have been out of favor for and extended period and are now at historic extremes. We believe the resulting valuations should begin to attract attention when the market shifts its preference once again toward the characteristics that have led to favorable results over long periods of time.

We appreciate your continued interest in the Fund, and look forward to being part of your investment program in the future.

Sincerely,

/s/Larry D. Armel
Larry D. Armel
President



STATEMENT OF NET ASSETS
December 31, 1998 (unaudited)

SHARES          COMPANY                                           MARKET VALUE

COMMON STOCKS - 98.34%
BASIC MATERIALS - 3.80%
        14,101  Aceto Corp.                                       $    186,838
        15,200  American Pacific Corp.                                 119,700
         8,500  Badger Paper Mills, Inc.                                68,000
         4,480  Baltek Corp.                                            44,240
        40,600  Global Industrial Technologies, Inc.                   433,912
        17,700  Hauser Chemical Research, Inc.                          78,544
        14,417  Insteel Industries, Inc.                                70,283
        13,200  Pitt-Des Moines, Inc.                                  316,800
        19,000  Roanoke Electric Steel Corp.                           279,062
         8,500  Stephan Co.                                             87,125
        17,500  Tuscarora, Inc.                                        234,062
                                                                     1,918,566

CAPITAL GOODS - 16.74%
         8,900  AG Services of America                                  127,381
         7,200  American Technical Ceramics Corp.                       47,700
        11,044  Athey Products Corp.                                    27,610
        11,000  Autocam Corp.                                          181,500
         3,600  Badger Meter, Inc.                                     128,250
        15,000  Baker (Michael) Corp.                                  146,250
         5,727  Binks Manufacturing Co.                                 94,495
        14,000  Blonder Tongue Labs.                                    92,750
        29,900  Building Materials Holding Corp.                       362,537
        16,300  Cameron Ashley Building Products, Inc.                 212,919
        21,000  Cascade Corp.                                          332,062
        14,800  Ceradyne, Inc.                                          53,650
        20,200  Cherry Corp. Cl. A                                     308,050
         9,000  Cherry Corp. Cl. B                                     124,875
        17,000  Coastcast Corp.                                        148,750
         7,000  Devcon International Corp.                              18,375
         9,300  Diodes, Inc.                                            46,500
         7,315  Ecology and Environment, Inc. Cl. A                     67,664
        19,100  Engle Homes, Inc.                                      292,469
        14,800  Exponent, Inc.                                          88,800
        15,000  Farr Co.                                               151,875
        14,300  Fibermark, Inc.                                        194,837
        18,900  GP Strategies Corp.                                    283,500
        11,500  Gehl Co.                                               176,812
         3,150  Graham Corp.                                            24,412
         8,000  Heist (C.H.) Corp.                                      52,000
        23,006  Intermagnetics General Corp.                           140,912
        13,100  JLM Industries                                          67,137
         7,600  Liberty Homes, Inc. Cl. A                               80,750
        15,100  M/I Schottenstein Homes, Inc.                          332,200
        16,800  Mestek, Inc.                                           336,000
        23,112  Met-Pro Corp.                                          288,900
        22,950  Monaco Coach Corp.                                     608,175
        16,000  Nanometrics, Inc.                                      125,000
         6,300  Noland Co.                                             166,950
        12,000  Northwest Pipe Co.                                     193,500
        16,300  Novametrix Medical Systems, Inc.                       116,137
         6,000  Oilgear Co.                                             73,125
         9,600  Oriole Homes Corp. Cl. A                                22,800
        28,800  OOSullivan Corp.                                       284,400
         3,200  Penn Engineering & Manufacturing
                 Corp. (voting)                                         71,600
	11,900	Penn Engineering & Manufacturing
                 Corp. (non-voting)                                    266,262
        10,200  Puerto Rican Cement Co., Inc.                          356,362
        10,000  Selas Corp. of America                                  82,500
         9,600  SL Industries, Inc.                                    122,400
         9,426  Southwest Water Co.                                    147,281
        26,900  Symmetricom, Inc.                                      179,894
        25,700  URS Corp. New                                          600,737
                                                                     8,449,045

CONSUMER CYCLICAL - 20.05%
        21,600  Amplicon, Inc.                                         325,350
         6,600  Analysis & Technology, Inc.                            132,000
        15,000  Ben & Jerry's Homemade, Inc. Cl. A                     335,625
        28,200  Bon-Ton Stores, Inc.                                   215,025
        19,200  Carmike Cinemas, Inc. Cl. A                            390,000
         9,000  Childtime Learning Centers, Inc.                       131,625
        17,000  Conso Products Co.                                      99,875
        15,000  Deckers Outdoor Corp.                                   32,812
         6,750  Decorator Industries, Inc.                              53,367
        20,900  Dixie Group, Inc. Cl. A                                169,812
         9,500  Duckwall-Alto Stores, Inc.                             125,875
        38,200  Egghead, Inc.                                          795,037
         9,300  ELXSI Corp.                                            117,412
        12,750  Equinox Systems, Inc.                                  153,000
         2,700  Federal Screw Works                                    134,325
        13,100  Gart Sports Co.                                         85,150
         8,400  Globe Business Resources, Inc.                         105,000
        23,200  Gottschalks, Inc.                                      176,900
        16,700  Government Technology Services, Inc.                    75,672
         9,573  Hampton Industries, Inc.                                59,233
        28,700  InaCom Corp.                                           426,912
        10,916  Knape & Vogt Manufacturing Co.                         186,937
         9,498  M/A/R/C (The) Group                                    100,916
        18,000  Maxwell Shoe, Inc. Cl. A                               196,875
         8,500  McRae Industries, Inc. Cl. A                            53,125
        12,000  Motorcar Parts & Accessories, Inc.                     137,250
        21,000  Nobel Education Dynamics, Inc.                         115,500
        20,600  Optical Coating Laboratory, Inc.                       535,600
        11,000  OroAmerica Inc.                                        108,625
        20,000  Piccadilly Cafeterias, Inc.                            210,000
         7,000  Pulaski Furniture Corp.                                168,000
        16,400  R & B, Inc.                                            134,275
        13,700  Reading Entertainment, Inc.                            107,888
        14,000  Rex Stores Corp.                                       189,000
        17,000  Rock Bottom Restaurants, Inc.                           92,437
        10,100  Rocky Shoes & Boots, Inc.                               59,338
        35,200  RPC Energy Services, Inc.                              259,600
         8,400  S & K Famous Brands, Inc.                               77,962
        14,600  Scheib (Earl), Inc.                                     80,300
        21,285  Supreme Industries, Inc. Cl. A                         204,868
        12,400  Supreme International Corp.                            148,800
        30,000  Syms Corp.                                             270,000
        24,000  Tarrant Apparel Group                                  954,000
        39,500  TCBY Enterprises, Inc.                                 276,500
        11,000  Thomaston Mills, Inc. Cl. A                             35,063
         1,000  Thomaston Mills, Inc. Cl. B                              3,000
         7,000  Trimark Holdings, Inc.                                  17,500
        23,800  Uni-Marts, Inc.                                         65,450
         7,875  Valley Forge Corp.                                     145,688
         9,000  Weyco Group, Inc.                                      228,375
        42,000  Winnebago Industries, Inc.                             635,250
        13,828  Wolohan Lumber Co.                                     179,764
                                                                    10,117,893

CONSUMER STAPLES - 7.02%
         9,300  Cagle's, Inc. Cl. A                                    181,350
        15,800  Chalone Wine Group Ltd.                                164,913
         9,500  Christiana Companies, Inc.                             182,875
         4,000  Foodarama Supermarkets, Inc.                           128,000
        31,200  Frozen Food Express Industries, Inc.                   245,700
         3,200  Genesee Corp. Cl. B                                     74,400
        38,200  Ingles Markets, Inc. Cl. A                             417,813
         7,325  Marsh Supermarkets, Inc. Cl. A                         128,187
        12,725  Marsh Supermarkets, Inc. Cl. B                         189,284
        19,000  Orange-Co. Inc.                                        125,875
        22,800  Quaker Fabric Corp.                                    142,500
         8,800  Safety Components International, Inc.                  139,700
        23,250  Sanderson Farms, Inc.                                  357,469
        11,400  Seaway Food Town, Inc.                                 188,100
         6,900  Seneca Foods Corp. Cl. A                                84,525
         7,900  Seneca Foods Corp. Cl. B                                97,762
         5,000  Span-America Medical Systems, Inc.                      29,375
        14,000  Swiss Army Brands, Inc.                                134,750
        13,000  Toastmaster Inc.                                        91,000
         7,000  Triple S Plastics, Inc.                                 31,500
        12,900  Vallen Corp.                                           258,000
        10,800  Western Beef, Inc.                                      77,625
         8,100  Zaring National Corp.                                   70,875
                                                                     3,541,578
ENERGY - 1.43%
        10,500  Adams Resources & Energy, Inc.                          60,375
        33,203  HS Resources, Inc.                                     251,098
        21,500  Key Production, Inc.                                   112,875
         9,100  Maynard Oil Co.                                         68,250
        10,200  Prima Energy Corp.                                     129,413
         5,000  Roanoke Gas Co.                                        101,562
                                                                       723,573
FINANCIAL - 16.36%
         6,700  Amwest Insurance Group, Inc.                            95,475
        19,000  Capitol Transamerica Corp.                             355,063
        16,500  Chartwell Re Corp.                                     391,875
	11,952	Cotton States Life and Health
                 Insurance Co.                                         177,786
         6,000  DeWolfe Companies, Inc.                                 45,750
        20,000  EMC Insurance Group, Inc.                              255,000
         8,000  First Cash, Inc.                                       114,500
	11,000	First Investors Financial
                 Services Group, Inc.                                   54,313
        17,000  Guarantee Life Companies, Inc.                         314,500
        17,000  Homegold Financial, Inc.                                 8,500
        11,500  Interstate/Johnson Lane, Inc.                          360,094
        12,300  Litchfield Financial Corp.                             233,700
         5,000  Merchants Group, Inc.                                  103,125
        13,530  Meridian Insurance Group, Inc.                         273,982
        17,400  Midland Co.                                            419,775
         6,100  Minuteman International, Inc.                           73,963
	26,100	National Discount Brokers
                 Group, Inc.                                           520,369
         8,000  National Information Group                             166,000
         4,850  National Western Life Insurance Co.                    705,000
        15,400  Navigators Group, Inc.                                 238,700
        16,500  Penn-America Group, Inc.                               149,531
        14,000  Penn Treaty American Corp.                             391,125
	13,640	Professionals Insurance Company
                 Management Group                                      422,840
        22,800  PXRE Corp.                                             571,425
        22,000  RTW, Inc.                                              140,250
         5,550  Scott & Stringfellow Financial, Inc.                   219,919
        20,000  South Jersey Industries, Inc.                          523,750
        13,400  Stewart Information Services Corp.                     777,200
         4,600  Ziegler (The) Companies, Inc.                           86,250
                                                                     8,257,054

HEALTH CARE - 0.44%
        13,000  Advocat, Inc.                                           72,313
        18,060  Graham-Field Health Products, Inc.                      60,953
        13,700  Merit Medical Systems, Inc.                             90,762
                                                                       224,028

MISCELLANEOUS - 3.25%
        14,000  Andersons, Inc.                                        161,875
         8,910  Astronics Corp.                                         85,759
        11,900  Celebrity, Inc.                                          5,950
        31,400  Drypers Corp. New                                      102,050
        10,400  Edelbrock Corp.                                        166,400
         4,966  Enstar Group, Inc.                                      36,624
         2,250  FRM Nexus, Inc.                                          7,453

MISCELLANEOUS (Continued)
        21,750  Hardinge, Inc.                                         401,016
        15,500  Hoenig Group, Inc.                                     112,375
        10,600  Primesource Corp.                                       70,225
         4,500  Programming and Systems, Inc.                            4,500
        17,400  Rottlund Inc.                                           69,600
         2,600  Scope Industries                                       171,600
        12,000  Sun Hydraulics Corp.                                    99,750
        18,000  Todd AO Corp. Cl. A                                    144,000
                                                                     1,639,177
TECHNOLOGY - 9.57%
         2,100  Allen Organ Co. Cl. B                                   79,800
        12,400  Autologic Information International, Inc.               52,700
        11,400  BEI Medical Systems Company, Inc.                       22,088
        12,600  BEI Technologies, Inc.                                 118,125
        17,320  Bell Industries Inc.                                   197,015
        15,100  Bell Microproducts Inc.                                139,675
        22,500  Brite Voice Systems, Inc.                              174,375
        12,700  CPAC Inc.                                               95,250
        10,000  Data Research Associates, Inc.                         140,000
        23,000  Data Systems & Software Inc.                            60,375
         9,200  Dataram Corp.                                           87,400
         5,000  Datron Systems, Inc.                                    27,188
        13,200  Del Global Technologies Corp.                          151,800
        11,400  DRS Technologies, Inc.                                 124,688
         5,200  Eastern (The) Co.                                      131,950
        11,000  Environmental Technologies Corp.                         8,250
         6,000  Equitrac Corp.                                         114,000
         4,000  Espey Mfg. & Electronics Corp.                          51,000
        14,700  Franklin Electronic Publishers, Inc.                   172,725
         7,000  Giga-tronics, Inc.                                      15,750
        13,900  IEC Electronics Corp.                                   57,338
        15,000  IFR Systems, Inc.                                       69,375
        16,000  Integrated Measurement System, Inc.                    120,000
        14,000  Interphase Corp.                                        98,000
        10,500  Isco, Inc.                                              59,719
         8,500  Koss Corp.                                              95,891
         4,800  Moore Products Co.                                     117,600
        16,400  Newport Corp.                                          276,750
        23,600  Nichols Research Corp.                                 492,650
        18,200  Norstan, Inc.                                          323,050
        16,000  Powell Industries, Inc.                                160,000
         8,900  Programmer's Paradise, Inc.                            112,363
         4,300  Quipp, Inc.                                             81,700
         8,000  Refac Technology Develop Corp.                          56,000
        20,200  Thermo Power Group                                     155,287
        28,300  Thermospectra Corp.                                    318,375
        12,000  TRM Copy Center Corp.                                   90,750
        11,400  Vertex Communications Corp.                            180,975
                                                                     4,829,977

TRANSPORTATION & SERVICES - 2.38%
        12,000  International Shipholding Corp.                        188,250
         4,000  Kenan Transport Co.                                    134,000
         8,066  KLLM Transport Services, Inc.                           59,487
        12,000  Marten Transport Ltd.                                  159,000
        15,500  Old Dominion Freight Line, Inc.                        176,313
         5,000  Petroleum Helicopters, Inc.                             80,625
        12,000  Transport Corporation of America, Inc.                 144,000
        17,000  USA Truck, Inc.                                        197,625
         5,250  VSE Corp.                                               59,719
                                                                     1,199,019

UTILITIES - 17.30%
        16,600  American States Water Co.                              452,350
        13,000  Aquarion Co.                                           533,000
         6,600  Atrion Corp.                                            52,800
        31,100  Bangor Hydro-Electric Co.                              398,469
         7,000  Berkshire Gas Co.                                      154,875
        18,900  Cascade Natural Gas Corp.                              342,563
         8,700  Chesapeake Utilities Corp.                             159,319
        15,150  Colonial Gas Co.                                       528,356
        17,600  Connecticut Energy Corp.                               536,800
         7,800  Connecticut Water Service, Inc.                        210,600
        17,800  Consumers Water Co.                                    559,587
        19,000  CTG Rseources, Inc.                                    498,750
         4,000  Delta Natural Gas Company, Inc.                         74,500
         3,300  Dominguez Services Corp.                                92,400
        14,400  E'town Corp.                                           682,200
         4,026  Eastern Enterprises                                    176,118
         6,000  EnergyNorth, Inc.                                      171,750
        10,000  Florida Public Utilities Co.                           171,250
         9,700  Green Mountain Power Corp.                             101,850
         7,000  Maine Public Service Co.                               106,750
         7,600  Middlesex Water Co.                                    184,300
        21,700  NUI Corp.                                              581,831
        18,500  Pennsylvania Enterprises, Inc.                         471,750
         8,600  Philadelphia Suburban Corp.                            254,238
        10,800  Providence Energy Corp.                                226,800
         6,100  SJW Corp.                                              358,375
        14,000  St. Joseph Light & Power Co.                           251,125
         9,176  UNITIL Corp.                                           233,414
         4,590  WPS Resources Corp.                                    161,798
                                                                     8,727,918
TOTAL COMMON STOCKS - 98.34%                                        49,627,828

FACE AMOUNT     DESCRIPTION                                     MARKET VALUE

REPURCHASE AGREEMENT - 1.54%
     $ 775,000  UMB Bank, n.a.
                4.35%, due January 4, 1999
                (Collateralized by U.S.
                Treasury Notes, 5.875%,
                due February 28, 1999)                                 775,000


TOTAL INVESTMENTS - 99.88%                                        $ 50,402,828

Other assets less liabilities - 0.12%                                   59,714

TOTAL NET ASSETS - 100.00%
	(equivalent to $11.60 per share;
	10,000,000 shares of $1.00 par
	value capital shares authorized;
        4,351,326 shares outstanding)                             $ 50,462,542


See accompanying Notes to Financial Statements.



STATEMENT OF ASSETS
AND LIABILITIES
December 31, 1998 (unaudited)

ASSETS:
  Investment securities, at market value
    (identified cost $41,423,390)                                 $ 50,402,828
  Cash                                                                  84,023
  Dividends receivable                                                  59,828
  Receivables for fund shares sold                                      25,001
    Total assets                                                    50,571,680

LIABILITIES AND NET ASSETS:
  Fees payable                                                          21,359
  Payable for investments purchased                                     87,779
    Total liabilities                                                  109,138

NET ASSETS                                                        $ 50,462,542

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)                     $ 41,581,078
  Accumulated undistributed income (loss):
    Undistributed net investment income                                 20,773
    Undistributed net realized gain (loss)
      on investment transactions                                      (118,747)
   Net unrealized appreciation in value of investments               8,979,438
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                       $ 50,462,542

Capital shares, $1.00 par value
        Authorized                                                  10,000,000

        Outstanding                                                  4,351,326

NET ASSET VALUE PER SHARE                                         $      11.60


See accompanying Notes to Financial Statements.



STATEMENT OF OPERATIONS
Six Months Ended December 31, 1998 (unaudited)

INVESTMENT INCOME:
  Income:
    Dividends                                                     $    345,517
    Interest                                                            69,470
                                                                       414,987
  Expenses:
    Management fees (Note 3)                                           187,564
    Custodian fees                                                       4,810
    Pricing service fees                                                48,078
    Registration fees                                                   29,189
                                                                        269,641
      Net investment income                                            145,346

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
  Realized gain (loss) from investment transactions
    (excluding repurchase agreements):
    Proceeds from sales of investments                               2,909,933
    Cost of investments sold                                         1,890,116
  Net realized gain (loss) from investment transactions              1,019,817

  Unrealized appreciation (depreciation) on investments:
    Beginning of period                                             13,362,511
    End of period                                                    8,979,438
      Decrease in net unrealized appreciation (depreciation)
        on investments                                              (4,383,073)
      Net loss on investments                                       (3,363,256)
      Decrease in net assets resulting from operations            $ (3,217,910)


See accompanying Notes to Financial Statements.



STATEMENTS OF CHANGES
IN NET ASSETS

                                                                           SIX MONTHS
                                                                           ENDED                YEAR ENDED
                                                                           DECEMBER 31, 1998    JUNE 30,
                                                                           (UNAUDITED)          1998
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                    $    145,346         $   288,033
  Net realized gain from investment transactions                              1,019,817           6,818,164
  Increase (decrease) in net unrealized appreciation (depreciation)
    on investments                                                           (4,383,073)          2,319,595
    Net increase (decrease) in net assets resulting from operations          (3,217,910)          9,425,792
Net equalization included in the price of shares issued and
  redeemed (Note 1)                                                               4,350             (12,049)

DISTRIBUTIONS TO SHAREHOLDERS FROM:*
  Net investment income                                                        (162,647)           (349,675)
  Net realized gain from investment transactions                             (2,765,309)         (6,317,392)
    Total distributions to shareholders                                      (2,927,956)         (6,667,067)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from 787,935 and 3,766,494 shares sold                             9,176,515          51,683,031
  Net asset value of 235,143 and 490,161 shares issued for
    reinvestment of distributions                                             2,621,850           6,122,001
                                                                             11,798,365          57,805,032
  Cost of (563,533) and 3,651,770 shares redeemed                            (6,713,594)        (50,354,485)
    Net increase (decrease) from capital share transactions                   5,084,771           7,450,547
      Total increase (decrease) in net assets                                (1,056,745)         10,197,223

NET ASSETS:
  Beginning of period                                                        51,519,287          41,322,064

  End of period (including undistributed net investment income
    of $20,773 and $33,724, respectively)                                  $ 50,462,542       $  51,519,287

*Distributions to shareholders:
  Income dividends per share                                               $     0.0400       $      0.1008
  Capital gains distribution per share                                     $     0.6800       $      1.8492

See accompanying Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments - Common stocks traded on a national securities exchange are valued at the last reported sales price on the last business day of the period or, if no sale was reported on that date, at the average of the last reported bid and asked prices. Common stocks traded over-the-counter are valued at the average of the last reported bid and asked prices. Investment transactions are recorded on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal and State Taxes - The fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required.

Equalization - The Fund uses the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of capital shares.

2. PURCHASES AND SALES OF SECURITIES:

The aggregate amounts of security transactions during the period ended December 31, 1998 (excluding repurchase agreements), were as follows:

	Purchases  		$	6,359,543
        Proceeds from sales             2,909,933

3. MANAGEMENT FEES:

Management fees, which include all normal expenses of the Fund other than fees for pricing services, custodian fees, dues, taxes, fees and other charges of governmental agencies for qualifying the fund's shares for sale, special legal fees, interest and brokerage commissions, are paid to Jones & Babson, Inc., an affiliated company. These fees are based on average daily net assets of the Fund at the annual rate of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc.



This report has been prepared for the information of the Shareholders of Shadow Stock Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.



EQUITIES
Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund

FIXED INCOME
Bond Trust
Money Market Fund
Tax-Free Income Fund

*Closed to new investors.



Babson Funds
Jones & Babson Distributors
A member of the Generali Group

BMA Tower
700 Karnes Blvd.
Kansas City, MO 64108-3306
816-751-5900

1-800-4-BABSON
(1-800-422-2766)

www.babsonfunds.com

JB1C-1 (2/99)           505497